August 30, 2017

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Summit Cash Reserves Fund, a series of BlackRock Financial Institutions Series Trust

Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A

(Securities Act File No. 002-78646, Investment Company Act File No. 811-03189)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Financial Institutions Series Trust (the “Registrant”), on behalf of its series BlackRock Summit Cash Reserves Fund (the “Fund”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 46 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund; and

(2) the text of Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund was filed electronically with the Securities and Exchange Commission on August 24, 2017.

Sincerely,

BlackRock Financial Institutions Series Trust

/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer and Assistant Treasurer